Note 9 - Capital Transactions (Details Textual) - USD ($)												1 Months Ended	3 Months Ended				12 Months Ended
	Jan. 02, 2021	Dec. 15, 2020	Dec. 07, 2020	Nov. 16, 2020	Dec. 16, 2019	Nov. 27, 2019	Nov. 18, 2019	Oct. 30, 2019	Aug. 01, 2019	Jul. 12, 2019	May 28, 2019	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jul. 11, 2019	Mar. 31, 2021	Mar. 31, 2020	Feb. 08, 2021	Jan. 01, 2021	Apr. 01, 2020	Oct. 23, 2019	Apr. 23, 2019	Mar. 31, 2019	Feb. 28, 2019
Proceeds from Warrant Exercises													$ 62,660		$ 151,202		$ 1,075,396	$ 1,274,790
Brokerage Fees for Issuance of Common Stock and Warrants													6,266		0
Induced Dividend from Warrant Exercises													0		0		$ 0	$ 0
Class of Warrant or Right, Issued During Period (in shares)																	43,493,809	7,622,780
Class of Warrant or Right, Outstanding (in shares)														85,843,036			85,843,036	84,538,161						99,790,989
Class of Warrant or Right, Expense																	$ 211,000	$ 103,472
Debt Conversion, Converted Instrument, Shares Issued (in shares)																		7,583,333
Induced Conversion of Convertible Debt Expense																	$ 0	$ 127,059
Exercise of Warrants for Stock, Shares (in shares)																		17,563,000
Stock Issued During Period, Shares, Issued for Services (in shares)																		2,100,000
Stock Issued During Period, Value, Issued for Services																		$ 214,000
Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																	6,750,000	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																	$ 0.045
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)														17,733,334			17,733,334	10,983,334						12,583,334
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)														$ 0.11			$ 0.11	$ 0.28						$ 0.28
Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																	3,500,000	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																	$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)														5,883,000			5,883,000	2,383,000						2,383,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)														$ 0.14			$ 0.14	$ 0.27						$ 0.27
Common Stock [Member]
Induced Dividend from Warrant Exercises													$ 0		$ 0		$ 0	$ 0
Exercise of Warrants for Stock, Shares (in shares)													2,088,667		4,991,084		35,798,809	17,563,000
Stock Issued During Period, Shares, Issued for Services (in shares)																		2,100,000
Stock Issued During Period, Value, Issued for Services																		$ 210
Convertible Debt [Member]
Debt Instrument, Extended Amount														$ 197,000			$ 197,000
March And July 2017 Convertible Note Offering [Member] | Convertible Debt [Member]
Debt Instrument, Unamortized Discount, Total														46,886			$ 46,886
Convertible Notes Payable [Member] | March And July 2017 Convertible Note Offering [Member]
Debt Instrument, Extension Period (Year)																	3 years
Debt Instrument, Extended Amount														$ 197,000			$ 197,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)														$ 0.10			$ 0.10
Convertible Notes Payable [Member] | The 8% Convertible Promissory Note Dated April 23, 2019 [Member]
Debt Conversion, Original Debt, Amount							$ 50,000	$ 75,000										125,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)							$ 0.0375	$ 0.06															$ 0.17
Debt Conversion, Converted Instrument, Shares Issued (in shares)							1,333,333	1,250,000
Debt Instrument, Interest Rate, Stated Percentage																							8.00%
Debt Instrument, Unamortized Discount, Total																							$ 265,000
Short-term Debt, Total																		2,735,170
Induced Conversion of Convertible Debt Expense							$ 62,353	$ 64,706										127,059
Senior Secured Convertible Promissory Note [Member] | The 8% Senior Secured Convertible Promissory Note Dated February 28, 2019 [Member]
Debt Conversion, Original Debt, Amount					$ 120,000				$ 110,000					$ 160,000				125,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%				8.00%															8.00%
Debt Instrument, Unamortized Discount, Total					57,551				9,579			$ 584,842
Debt Instrument, Increase (Decrease), Net, Total					(62,449)	$ 30,000			(100,421)	$ 100,000
Short-term Debt, Total					$ 1,271,863	$ 1,361,863			$ 1,361,863	$ 1,338,057		$ 687,021	$ 1,111,863	$ 1,111,863			$ 1,111,863					$ 1,269,067
Senior Secured Convertible Promissory Note [Member] | The 8% Senior Secured Convertible Promissory Note Dated February 28, 2019 [Member] | CSW Ventures, L.P. [Member]
Debt Conversion, Original Debt, Amount											$ 170,000
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Debt Instrument, Unamortized Discount, Total											$ 17,225
Debt Instrument, Increase (Decrease), Net, Total											(152,775)
Short-term Debt, Total											$ 1,330,000
Senior Secured Convertible Promissory Note [Member] | The 8% Senior Secured Convertible Promissory Note Dated February 28, 2019 [Member] | Common Stock [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)					$ 0.04	$ 0.04			$ 0.11	$ 0.11				$ 0.04			$ 0.04					$ 0.08			$ 0.17
Debt Conversion, Converted Instrument, Shares Issued (in shares)					3,000,000				1,000,000					4,000,000
Senior Secured Convertible Promissory Note [Member] | The 8% Senior Secured Convertible Promissory Note Dated February 28, 2019 [Member] | Common Stock [Member] | CSW Ventures, L.P. [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)											$ 0.17
Debt Conversion, Converted Instrument, Shares Issued (in shares)											1,000,000
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense		$ 51,050															$ 436,349	$ 287,260
Scientist and Researcher [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																	3,500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)																	$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value																	$ 168,000
Scientist and Researcher [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)																	10 years
Former Director [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)				$ 0.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)				450,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period Before Modification, Fair Value				$ 4,950
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period After Modification, Fair Value				11,250
Share-based Payment Arrangement, Expense				$ 6,300
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		3,250,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)		$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value																	$ 156,000
Share-based Payment Arrangement, Expense																	62,000
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount														$ 78,000			$ 78,000
Employees and Directors [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)		10 years
Employees and Directors [Member] | Share-based Payment Arrangement, Option [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		33.33%
Employees and Directors [Member] | Share-based Payment Arrangement, Option [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		33.33%
Employees and Directors [Member] | Share-based Payment Arrangement, Option [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		33.33%
Current Employees [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)		$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)		6,050,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period Before Modification, Fair Value		$ 199,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period After Modification, Fair Value		$ 250,650
Warrants Issued to Investors in Private Placements [Member]
Class of Warrant or Right, Exercises in Period (in shares)										9,449,750		8,113,250	2,088,667				35,798,809
Proceeds from Warrant Exercises										$ 850,478		$ 307,249	$ 56,394				$ 968,023
Brokerage Fees for Issuance of Common Stock and Warrants										94,498		22,566	6,266				107,373
Induced Dividend from Warrant Exercises												$ 32,215	$ 163,016				$ 1,591,080
Class of Warrant or Right, Outstanding (in shares)																70,500,000
Exercise of Warrants for Stock, Shares (in shares)													2,088,667
Class of Warrant or Right, Temporarily Reduced Exercise Price of Warrants or Rights (in dollars per share)																$ 0.10
Inducement Dividend, Exercise of Warrants										$ 230,025
Warrants Issued to Investors in Private Placements [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)												$ 0.03				0.65					$ 0.03
Warrants Issued to Investors in Private Placements [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)												$ 5				$ 0.30					$ 0.05
Convertible Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)														$ 0.10			$ 0.10
Class of Warrant or Right, Issued During Period (in shares)																	788,000
Class of Warrant or Right, Extension Period of Securities Called by Warrants or Rights (Year)																	3 years
Warrants and Rights Outstanding														$ 13,396			$ 13,396
Employees and Director Warrants [Member] | Employees and Directors [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 0.04
Warrants and Rights Outstanding			$ 133,000
Share-based Payment Arrangement, Expense			$ 133,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			3,500,000
Warrants and Rights Outstanding, Term (Year)			10 years
Compensation Warrants Issued to Brokers [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.01
Warrants and Rights Outstanding	$ 367,196																			$ 135,861
Class of Warrant or Right, Outstanding (in shares)	9,424,613
Class of Warrant or Right, Expense	$ 231,335
Compensation Warrants Issued to Brokers [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)																				$ 0.25
Compensation Warrants Issued to Brokers [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)																				$ 1.00
Replacement Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)																			$ 0.10
Warrants and Rights Outstanding																			$ 1,182,920
Warrants and Rights Outstanding, Term (Year)																			3 years
Class of Warrant or Right, Outstanding (in shares)																			42,705,809
Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)														85,843,036			85,843,036
Warrants [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)														$ 0.01			$ 0.01
Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)														$ 0.90			$ 0.90